Shareholders' Equity (Share Capital) (Details)	6 Months Ended								6 Months Ended	12 Months Ended		22 Months Ended		1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 ILS		Dec. 31, 2012 ILS		Dec. 31, 2011 ILS		Jun. 30, 2013 STINS COMAN [Member] USD ($)	Dec. 31, 2012 STINS COMAN [Member] USD ($)	Dec. 31, 2011 STINS COMAN [Member] USD ($)	Apr. 05, 2013 STINS COMAN [Member] USD ($)	Jun. 30, 2009 STINS COMAN [Member] USD ($)	Sep. 30, 2012 Technology Purchase Agreement [Member] USD ($)	Jun. 26, 2012 Technology Purchase Agreement [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, shares outstanding			9,182,849	[1]	7,695,917	[1],[2]	5,211,247	[2]
Share capital, par value per share			0.8		0.8		0.8
Treasury shares, shares			2,125
Debt agreement, borrowing capacity										$ 35,000,000			$ 10,000,000
Debt instrument, annual interest rate										2.47%					2.47%
Debt instrument, debt agreement, incremental borrowing limit										5,000,000
Debt conversion, conversion premuim, percentage										10.00%
Debt instrument, borrowings during the period									3,500,000	10,600,000	4,300,000	20,900,000
Debt conversion, original debt amount									6,500,000	8,000,000	5,400,000	20,900,000
Debt conversion, price per share														$ 2.67
Debt conversion, shares issued									1,470,904	2,265,857	1,222,667	5,812,303		218,813
Debt instrument, remaining borrowing capacity									12,100,000
Total purchase price															583,270
Revenue sharing, percent of proceeds from sale or use of technology															3.00%
Debt instrument, face amount															583,270
Issuance of shares in at-the-market offering, shares	16,028
Proceeds from issuance of shaers At-The-Market, gross	55,000
Proceeds from issuance of shares At-The-Market, net	$ 3,000

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2013 and 10,000,000 as of December 31, 2012; issued and outstanding Ordinary Shares 9,182,849 as of June 30, 2013 and 7,695,917 as of December 31, 2012 (including 2,125 of which are held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2013 and December 31, 2012.
[2]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 10,000,000 Ordinary Shares as of December 31, 2012 and 2011; issued and outstanding Ordinary Shares 7,695,917 as of December 31, 2012 and 5,211,247 as of December 31, 2011 (including 2,125 of which are held by a subsidiary) and 7,693,792 issued and outstanding as of December 31, 2011 and 5,209,122 as of December 31, 2011 (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2012 and 2011.